Marketable Securities (Tables)	3 Months Ended
Jun. 30, 2022
Marketable Securities
Marketable securities
Company	Shares/Warrants Held	Cost	Fair Value	Fair Value Increase(Decrease)
	(#)	($)	($)	($)
Carlyle Commodities Corp - Shares	5,500,000	907,500	220,000	(687,500)
Carlyle Commodities Corp - Warrants	5,500,000	727,000	172,000	(555,000)
Other	2,275,002	18,356	17,817	(539)
Total	13,275,002	1,652,856	409,817	(1,243,039)